Cover	Dec. 27, 2022
Cover [Abstract]
Entity Registrant Name	Right On Brands, Inc.
Entity Central Index Key	0001580262
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 27, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	45-1994478
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address City Or Town	Rowlett
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75089
City Area Code	214
Local Phone Number	299-9528
Entity Address Address Line 1	6501 Dalrock Road